STOCK OPTIONS AND STOCK INCENTIVE PLANS (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number of options:
Outstanding | shares	5,992
Number of options vested and exercisable | shares	5,992
Weighted Average Exercise Price:
Outstanding | $ / shares	$ 74.92
Number of options vested and exercisable | $ / shares	$ 74.92
Weighted Average Remaining Contractual Life (Years)	1 year 3 months 29 days